Significant Accounting Policies (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Volatility	63.60%	59.40%	56.50%
Risk-free interest rate	0.54%	1.40%	1.45%
Dividend yield	0.00%	0.00%	0.00%
Expected term	4 years 1 month 17 days	4 years 2 months 16 days	4 years 5 months 19 days
Average Forfeiture rate	18.00%	19.00%	13.00%